Fixed Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant and Equipment Useful Life and Values [Abstract]
Construction in progress expenditures	$ 843	$ 762